UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.4%
Real Estate Investment Trust (“REITs”) 99.4%
Apartments 16.2%
American Residential Properties, Inc.	426,425	7,364,360
Apartment Investment & Management Co. "A"	518,542	19,196,425
Camden Property Trust	231,247	17,089,153
Equity Residential	1,483,101	111,410,547
Essex Property Trust, Inc.	205,140	45,832,379
Post Properties, Inc.	443,904	25,875,164
		226,768,028
Diversified 14.4%
American Assets Trust, Inc.	196,573	8,031,973
CoreSite Realty Corp.	408,318	21,003,878
Duke Realty Corp.	1,672,398	31,859,182
Equinix, Inc.	182,081	49,780,945
Retail Properties of America, Inc. "A"	711,093	10,019,300
STORE Capital Corp.	489,536	10,113,814
The GEO Group, Inc.	273,062	8,120,864
Vornado Realty Trust	681,369	61,609,385
		200,539,341
Health Care 11.9%
HCP, Inc.	600,020	22,350,745
Healthcare Trust of America, Inc. "A"	954,227	23,388,104
LTC Properties, Inc.	262,692	11,209,068
Medical Properties Trust, Inc.	635,519	7,028,840
National Health Investors, Inc.	273,772	15,739,152
Welltower, Inc.	1,269,708	85,984,626
		165,700,535
Hotels 5.7%
Chesapeake Lodging Trust	265,686	6,923,777
DiamondRock Hospitality Co.	233,224	2,577,125
Host Hotels & Resorts, Inc.	832,890	13,167,991
LaSalle Hotel Properties	578,584	16,426,000
Pebblebrook Hotel Trust	645,773	22,892,653
Sunstone Hotel Investors, Inc.	1,318,090	17,438,330
		79,425,876
Industrial 5.2%
First Industrial Realty Trust, Inc.	551,580	11,555,601
Prologis, Inc.	1,570,535	61,093,811
		72,649,412
Manufactured Homes 1.9%
Equity LifeStyle Properties, Inc.	448,052	26,242,406
Office 9.5%
Alexandria Real Estate Equities, Inc.	175,444	14,854,844
BioMed Realty Trust, Inc.	421,677	8,425,106
Boston Properties, Inc.	450,177	53,300,957
Kilroy Realty Corp.	497,109	32,391,622
Mack-Cali Realty Corp.	354,053	6,684,521
Piedmont Office Realty Trust, Inc. "A"	920,411	16,466,153
		132,123,203
Regional Malls 15.4%
General Growth Properties, Inc.	1,920,511	49,875,671
Simon Property Group, Inc.	609,643	112,003,612
Tanger Factory Outlet Centers, Inc.	350,817	11,566,436
The Macerich Co.	534,489	41,059,445
		214,505,164
Shopping Centers 7.0%
Federal Realty Investment Trust	282,327	38,523,519
Kimco Realty Corp.	1,656,522	40,468,832
Urban Edge Properties	864,008	18,653,933
		97,646,284
Specialty Services 5.3%
Agree Realty Corp.	238,377	7,115,553
National Retail Properties, Inc.	1,049,270	38,057,023
Spirit Realty Capital, Inc.	3,135,169	28,655,445
		73,828,021
Storage 6.9%
CubeSmart	882,795	24,020,852
Extra Space Storage, Inc.	300,328	23,173,309
Public Storage	229,759	48,623,897
		95,818,058

Total Common Stocks (Cost $1,241,478,826)		1,385,246,328
Cash Equivalents 0.1%
Central Cash Management Fund, 0.12% (a) (Cost $1,298,205)	1,298,205	1,298,205
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,242,777,031) †	99.5	1,386,544,533
Other Assets and Liabilities, Net	0.5	6,529,578
Net Assets	100.0	1,393,074,111

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,259,418,620. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $127,125,913. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $186,632,826 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,506,913.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,385,246,328	$—	$—	$1,385,246,328
Short-Term Investments	1,298,205	—	—	1,298,205
Total	$1,386,544,533	$—	$—	$1,386,544,533

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015